RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE P - RELATED PARTY TRANSACTIONS

In the normal course of business, the Bank makes loans to its directors and executive officers and to companies in which they have a significant ownership interest. In the opinion of management, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other parties, are consistent with sound banking practices, and are within applicable regulatory and lending limitations. Such loans amounted to approximately $8,977,000 and $9,683,000 at December 31, 2013 and 2012, respectively. The activity in loans to current directors, executive officers, and their affiliates during the year ended December 31, 2013, is summarized as follows (in thousands):

Loans outstanding at beginning of year	$9,683
New loans	576
Repayments	(1,282)
Loans outstanding at end of year	$8,977